Interest Capitalized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Interest [Line Items]
Capitalized Interest	$ 0.3	$ 0.4	$ 1.1